INCOME TAXES - Deferred Tax Assets & Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Federal and state income tax credits	$ 52,932	$ 33,837
Net operating loss carryforward	317,393	245,014
Start-up costs capitalized	1,432	1,454
Stock-based compensation	13,599	12,645
Finance lease liabilities	15,017	680
Accrued purchase of intangible asset	7,993	0
Inventory	2,758	0
Research expenditures	49,137	0
Accrued expenses and other	1,459	802
Total deferred tax assets	461,720	294,432
Valuation allowance	(435,923)	(291,222)	$ (162,500)
Deferred tax assets, net of valuation allowance	25,797	3,210
Deferred tax liabilities:
Intangible assets	(2,363)	(2,116)
Finance lease assets	(1,975)	(666)
Property, plant and equipment, net	(21,474)	(439)
Total deferred tax liabilities	(25,812)	(3,221)
Deferred tax liabilities, net	$ (15)	$ (11)